SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amount shown in the consolidated statement of cash flows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$1,678,542	$489,682
Restricted cash	633	633
Total cash and restricted cash	$1,679,175	$490,315